Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of bank borrowings

	As of December 31,
	2018	2019
Half-year revolving loans denominated in RMB (Note (i), (ii), (iii),(x))	9,439	9,851
1-year revolving loan denominated in HK$ (Note (iv))		538
1-year revolving loan denominated in RMB (Note (vii),(xi))	-	6,796
1-year revolving loan denominated in US$ (Note (v), (vi),(viii),(ix))	-	19,666
	9,439	36,851

17Bank borrowings (Continued)

Note:

(i)

On December 27, 2017, the Company, through its PRC subsidiaries, renewed a one-year revolving loan agreement with a bank amounting to RMB50 million (equivalent to US$7,603). The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over one year granted by financial institutions plus 1.65% per annum. This loan was subsequently renewed for one year in December 2018 amounting to RMB50 million (equivalent to US$7,261) at the interest rate determined by the People’s Bank of China for loans over half year granted by financial institutions plus 2.65% per annum. The loan was subsequently repaid in 2019.

(ii)

On September 21, 2018, the Company, through a PRC subsidiary, entered into a half-year revolving loan agreement with a bank amounting to a total of RMB15 million (equivalent to US$2,178). Corporate guarantee by the Company and accounts receivable of certain subsidiaries of the Company were provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over half year granted by financial institutions plus 2.65% per annum. The loan was subsequently repaid in 2019.

(iii)On January 7, 2019 and February 12

, 2019, the Company, through a PRC subsidiary, entered into two facility agreements for working capital loans with a bank, which provides for a RMB32 million (equivalent to US$5,000) and RMB64 million (equivalent to US$10,000) half-year revolving loan, respectively. Out of the US$5,000 loan facility, the PRC subsidiary had utilized RMB20.3 million (equivalent to US$2,845) as of December 31, 2019. The Company did not have amounts drawn down under the US$10,000 loan facility which remained outstanding as of December 31, 2019. Corporate guarantee by the Company and deposits of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 5.25% per annum.

(iv)

On March 18, 2019, the Company through its Hong Kong subsidiaries, entered into a one-year revolving loan agreement with a bank amounting to a total of HK$24 million (equivalent to US$3,057). Out of this loan facility, the Hong Kong subsidiaries had utilized HK$4.2 million (equivalent to US$538) as of December 31, 2019. Corporate guarantee by the Company and accounts receivable of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is at 4.25% per annum over 1-month Hong Kong Interbank Offered Rate (“HIBOR”).

17Bank borrowings (Continued)

Note: (Continued)

(v)

On April 15, 2019, the Company, through its PRC subsidiary, entered into a facility agreement for working capital loans with a bank. The loan facility provides for a US$13,600 one-year revolving loan, which is supported by the US$15,000 standby documentary credit facilities stated in Note 17(ix). On September 24, 2019, this loan was subsequently amended which provides for a US$20,000 one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized US$2,840 as of December 31, 2019. Corporate guarantee by the Company and deposits and accounts receivable of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is either (i) 120% of the benchmark interest rate determined by the People’s Bank of China for a one-year loan granted by financial institutions if the loan is drawn down in RMB, or (ii) 1-month LIBOR plus 3.00% per annum if the loan is drawn down in US$. The total balance of US$2,840 as of December 31, 2019 was wholly drawn down in US$.

(vi)

On May 23, 2019, the Company, through its Hong Kong subsidiary, entered into a facility agreement for working capital loans with a bank, which provides for a US$10,000 one-year revolving loan. Out of this loan facility, the Hong Kong subsidiary had utilized US$6,984 as of December 31, 2019. Corporate guarantee of the Company and deposits of a subsidiary of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is 1.00% per annum over deposit rate on the pledged deposit.

(vii)

On August 29, 2019, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB18.5 million (equivalent to US$2,592) one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB18.5 million (equivalent to US$2,592) as of December 31, 2019. Corporate guarantee of the Company and deposits of a Hong Kong subsidiary of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over one year granted by financial institutions plus 1.00% per annum. This loan was subsequently renewed in September 2019 whereby the interest rate of this loan facility was amended to be fixed at 5.22% per annum.

(viii)

On August 29, 2019, the Company, through its Hong Kong subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a US$1,600 one-year revolving loan. Out of this loan facility, the Hong Kong subsidiaries had utilized US$1,600 as of December 31, 2019. Corporate guarantee of the Company and deposits of a Hong Kong subsidiary of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is the 1-month London Inter-bank Offered Rate (“LIBOR”) plus 1.00% per annum.

(ix)

On October 4, 2019, the Company through its Hong Kong subsidiaries, entered into a one-year facility agreement for working capital loans with a bank, which provides for (i) US$15,000 standby documentary credit facilities, (ii) US$10,000 combined limit for pre-shipment buyer loan and revolving loan, and (iii) US$1,000 overdraft facilities. Out of these loan facilities, the Hong Kong subsidiaries had utilized US$8,242 as of December 31, 2019. Corporate guarantee of the Company and bank deposits of certain subsidiaries of the Company are provided as pledge to secure the obligations under these loan facilities. For the pre-shipment buyer loan, the interest rate is at either (i) HIBOR plus 3.85% per annum if the loan is drawn down in HK$, or (ii) LIBOR plus 3.85% per annum if the loan is drawn down in US$. For the revolving loan, the interest rate is at either (i) HIBOR plus 4.25% per annum if the loan is drawn down in HK$, or (ii) LIBOR plus 4.25% per annum if the loan is drawn down in US$. For the overdraft facility, the interest rate is at the bank’s US$ best lending rate.

17	Bank borrowings (Continued)

Note: (Continued)

(x)

On December 20, 2019, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB50 million (equivalent to US$7,006) half-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB50 million (equivalent to US$7,006) as of December 31, 2019. Corporate guarantee of the Company and accounts receivable of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 7% per annum.

(xi)

On December 20, 2019, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB50 million (equivalent to US$7,006) one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB30 million (equivalent to US$4,204) as of December 31, 2019. Corporate guarantee of the Company and deposits of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 4.95% per annum.

(xii)

As of December 31, 2019, no financial covenants (minimum monthly adjusted quick ratio and minimum quarterly earnings before interest, tax, depreciation and amortization (“EBITDA”) as defined in the banking facilities agreements) as set out in these loan agreements have been breached.